SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2020	2,638,500	$1.82
Granted	1,700,000	$1.64
Exercised	(48,000)	$0.79
Cancelled / Forfeited	(807,500)	$1.70
Stock options outstanding, December 31, 2020	3,483,000	$1.77
Exercised	(264,000)	$1.16
Expired	(360,000)	$2.95
Cancelled / Forfeited	(20,000)	$1.64
Stock options outstanding, September 30, 2021	2,839,000	$1.68
Stock options exercisable, September 30, 2021	2,839,000	$1.68

Schedule of Stock Options Outsanding and Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
September 20, 2022	$1.98	880,000	0.97	880,000	0.97
August 28, 2023	$1.30	105,000	1.91	105,000	1.91
August 21, 2024	$0.79	174,000	2.89	174,000	2.89
August 4, 2025	$1.64	1,680,000	3.85	1,680,000	3.85
		2,839,000	2.83	2,839,000	2.83

Schedule of RSU Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2020	2,372,875	$0.94
Granted	1,481,000	$1.64
Exercised	(863,901)	$0.99
Cancelled / Forfeited	(115,974)	$1.00
RSUs outstanding, December 31, 2020	2,874,000	$1.28
Exercised	(1,330,167)	$1.22
Cancelled / Forfeited	(12,000)	$1.64
RSUs outstanding, September 30, 2021	1,531,833	$1.33

Schedule of fair value of options granted
Issuance Date	Price (C$)	Number of RSUs Outstanding
August 21, 2019	$0.79	552,500
August 4, 2020	$1.64	979,333
		1,531,833

Schedule of Basic Earnings Per Share and Diluted Earnings Per Share
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Net loss from continuing operations for the period	$(214)	$(4,587)	$(4,686)	$(5,930)
Net loss for the period	$(214)	$(4,589)	$(4,686)	$(6,097)
Basic weighted average number of shares outstanding	101,559,946	87,093,054	99,457,201	81,027,129
Effect of dilutive share options, warrants, and RSUs (‘000)	-	-	-	-
Diluted weighted average number of shares outstanding	101,559,946	87,093,054	99,457,201	81,027,129
Basic loss from continuing operations per share	$(0.00)	$(0.05)	$(0.05)	$(0.07)
Diluted loss from continuing operations per share	$(0.00)	$(0.05)	$(0.05)	$(0.07)
Basic loss per share	$(0.00)	$(0.05)	$(0.05)	$(0.08)
Diluted loss per share	$(0.00)	$(0.05)	$(0.05)	$(0.08)